BUSINESS COMBINATIONS - Consideration Transferred for BlueCap (Details) - USD ($) $ in Thousands		Dec. 18, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisition-date fair value of total consideration transferred [abstract]
Total consideration paid net of cash and cash equivalents acquired	[1]		$ 69,060	$ 97,300	$ 4,137
Other financial liabilities - non current			74,376	1,617
Contingent consideration
Acquisition-date fair value of total consideration transferred [abstract]
Other financial liabilities - non current			73,639	1,617
BlueCap
Acquisition-date fair value of total consideration transferred [abstract]
Down payment		$ 93,951
Contingent consideration		22,557
Installment payment		33,036
Total consideration paid net of cash and cash equivalents acquired		$ 149,544	149,544
BlueCap | Contingent consideration
Acquisition-date fair value of total consideration transferred [abstract]
Other financial liabilities - non current			$ 55,593	$ 0

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries (note 25)